Share-Based Compensation	9 Months Ended
Sep. 30, 2020
Share-Based Compensation
Share-Based Compensation

11. Share-Based Compensation

Share Options

The options have a contractual term of ten years. The vesting date starts on the grant date or the commencement date of a participant’s employment agreement. The options vest 20% on each of the five anniversary dates of the vesting date and upon continued employment. In the event of termination of a participant’s employment, the unvested options shall be terminated immediately. The participant’s right to exercise the vested options shall be terminated 2 or 3 months after the termination of the employment.

The Group uses the binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

		Nine Months ended
	Year ended December 31	September 30
	2019	2020

Average risk-free rate of interest	1.67%	0.67%
Expected volatility	42.50%-43.22%	43.18%-43.38%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.09-0.10	0.10-0.13

On November 6, 2018, the Board of Directors approved an option modification to reduce the exercise price of certain options granted to employees. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of US$285,661, of which US$68,530 and US$42,867 was recorded during the nine months ended September 30, 2019 and the nine months ended September 30, 2020, respectively. The remaining US$141,977 will be amortized over the remaining vesting period of the modified options, ranging from the remaining of 2020 to 2021.

11. Share-Based Compensation (Continued)

Share Options (Continued)

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

A summary of the aggregate option activity and information regarding options outstanding as of September 30, 2020 is as follows:

		Weighted
	Number of	average exercise
	options	price
		US$

Outstanding on January 1, 2020	160,800,982	0.05
Granted	145,572,500	0.0002
Forfeited	(7,108,508)	0.03
Expired	—	—
Exercised	(15,220,000)	0.04
Outstanding on September 30, 2020	284,044,974	0.02
Options exercisable on September 30, 2020	128,681,130	0.05
Vested or expected to vest as of September 30, 2020	284,044,974	0.02

The weighted average grant date fair values of options granted during the nine months ended September 30, 2019 and the nine months ended September 30, 2020 were US$0.10 and US$0.10, respectively.

For the nine months ended September 30, 2020, 15,220,000 of options were exercised with an aggregate intrinsic value of US$944,105. For the nine months ended September 30, 2019, 8,330,150 of options were exercised with an aggregate intrinsic value of US$545,013.

For the nine months ended September 30, 2019 and 2020 excluding the incremental compensation cost resulted from the modification discussed above, the Group recognized share-based compensation expense of US$439,601 and US$2,292,252, respectively. As of September 30, 2020, there was US$12,686,969 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 3.28 years.

Restricted Share Units

In the nine months ended September 30, 2020, the Group granted to certain employees 1,578,500 Restricted Share Units ("RSUs"). The RSUs have a contractual term of ten years and vest 25% on each anniversary over four years from the grant date. The vesting of these RSUs is conditioned on continued employment. Compensation expense based on fair value is amortized over the requisite service period of award using the straight line vesting attribution method.

11. Share-Based Compensation (Continued)

Restricted Share Units (Continued)

A summary of the RSUs activity for the nine months ended September 30, 2020 is as follows:

		Weighted average
	Number of	grant date
	restricted shares	fair value

Unvested restricted shares outstanding at January 1, 2020	50,725,912	0.20
Granted	1,578,500	0.10
Vested	(11,331,332)	0.22
Forfeited	(11,779,000)	0.17
Unvested restricted shares outstanding at September 30, 2020	29,194,080	0.19
Expected to vest at September 30, 2020	29,194,080	0.19

The share-based compensation expense related to RSUs of US$2,708,567 and US$1,471,380 were recognized by the Group for the nine months ended September 30, 2019 and 2020, respectively.

As of September 30, 2020, there was US$4,477,292 in unrecognized compensation costs, net of actual forfeitures, related to unvested restricted shares, which is expected to be recognized over a weighted-average period of 2.30 years.

In June 2020, the Group cash settled certain vested share options and RSUs at fair value amounted to US$823,226. Given the transaction is an one-time transaction, negotiated after the award is vested, and not pursuant to a pre-existing right of the Group, the Group accounted for it as a repurchase of equity with amount of cash paid recorded as additional paid in capital.